Operating Lease (Tables)	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
Schedule of Operating Lease
	June 30, 2024	June 30, 2025
	RM	RM	US$
Short-term leases	269,160	200,895	47,688